Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income for the year	CAD 1,711	CAD 835
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,142	2,276
Program rights amortization	64	71
Finance costs	746	761
Income tax expense	635	324
Stock-based compensation	61	61
Post-employment benefits contributions, net of expense	4	(3)
Net loss on divestitures pertaining to investments	0	11
(Recovery) loss on wind-down of shomi	(20)	140
Gain on disposition of property, plant and equipment	(49)	0
Impairment of assets and related onerous contract charges	0	484
Other	8	34
Cash provided by operating activities before changes in non-cash working capital items, income taxes paid, and interest paid	5,302	4,994
Change in non-cash operating working capital items	(154)	14
Cash provided by operating activities before income taxes paid and interest paid	5,148	5,008
Income taxes paid	(475)	(295)
Interest paid	(735)	(756)
Cash provided by operating activities	3,938	3,957
Investing activities:
Capital expenditures	(2,436)	(2,352)
Additions to program rights	(59)	(46)
Changes in non-cash working capital related to capital expenditures and intangible assets	109	(103)
Acquisitions and other strategic transactions, net of cash acquired	(184)	0
Other	(60)	45
Cash used in investing activities	(2,630)	(2,456)
Financing activities:
Net proceeds received on short-term borrowings	858	0
Net repayment of long-term debt	(1,034)	(538)
Net payments on settlement of debt derivatives and forward contracts	(79)	(45)
Transaction costs incurred	0	(17)
Dividends paid	(988)	(988)
Other	0	5
Cash used in financing activities	(1,243)	(1,583)
Change in cash and cash equivalents	65	(82)
(Bank advances) cash and cash equivalents, beginning of year	(71)	11
Bank advances, end of year	CAD (6)	CAD (71)